Fair Value Measurements (Schedule of Carrying Values and Estimated Fair Values of Senior Notes) (Detail) - Crestwood Midstream Partners LP - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Senior Notes, 2020
Debt Instrument [Line Items]
Carrying amount	$ 13.9	$ 340.6	$ 503.3
Fair value	14.2	350.2	382.3
Senior Notes, 2022
Debt Instrument [Line Items]
Carrying amount	0.0	429.3	588.4
Fair value	0.0	447.3	437.4
Senior Notes, 2023
Debt Instrument [Line Items]
Carrying amount	691.0	690.6	689.4
Fair value	728.6	722.6	$ 491.8
Senior Notes, 2025
Debt Instrument [Line Items]
Carrying amount	491.6	0.0
Fair value	$ 511.3	$ 0.0